US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

-------------------------------------------------------------------------------
   1. Name and address of issuer:   Landmark Institutional Trust
                                    6 St. James Avenue
                                    Boston, MA 02116


-------------------------------------------------------------------------------
   2. Name of each series or class of funds for which this notice is filed:

                          Landmark Institutional U.S. Treasury Reserves

-------------------------------------------------------------------------------
   3. Investment Company Act File Number:      811-6740

      Securities Act File Number:              33-49554

-------------------------------------------------------------------------------
   4. Last day of fiscal year for which this notice is filed:
                                               August 31, 1996



-------------------------------------------------------------------------------
   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [ ]
-------------------------------------------------------------------------------
   6. Date of  termination  of issuer's  declaration  under rule
      24f-2(a)(1), if applicable (see instruction A.6):

-------------------------------------------------------------------------------
   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


-------------------------------------------------------------------------------
   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                 37,786,130.150 shares        $37,786,130.15
-------------------------------------------------------------------------------
   9. Number and aggregate sale price of securities sold during the fiscal year:

                495,311,082.160 shares        $495,311,082.16
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                457,524,952.010 shares        $457,524,952.01
-------------------------------------------------------------------------------
   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                 7,369,592.630  shares        $  7,369,592.63
-------------------------------------------------------------------------------
   12. Calculation of registration fee:

       (i)   Aggregate sale price of securities
             sold during the fiscal year in reliance        $  457,524,952.01
             on rule 24f-2 (from Item 10):                  -------------------

       (ii)  Aggregate price of shares issued
             in connection with dividend
             reinvestment plans (from Item                  +    7,369,592.63
             11, if applicable):                            -------------------

       (iii) Aggregate price of shares redeemed
             or repurchased during the fiscal               -  410,017,344.51
             year (if applicable):                          -------------------

       (iv)  Aggregate price of shares redeemed or
             repurchased and previously applied
             as a reduction to filing fees
             pursuant to rule 24e-2 (if                     +
             applicable):                                   -------------------

       (v)   Net aggregate price of securities sold
             and issued during the fiscal year in
             reliance on rule 24f-2 [line (i), plus
             line (ii), less line (iii), plus                   54,877,200.13
             line (iv)] (if applicable):                    -------------------

       (vi)  Multiplier prescribed by Section
             6(b) of the Securities Act of
             1933 or other applicable law or                x   0.00030303
             regulation (see Instruction C.6):              -------------------

       (vii) Fee due [line (i) or line (v)
             multiplied by line (vi)]:                             $16,629.44
                                                            -------------------
                                                            -------------------

Instruction:Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
-------------------------------------------------------------------------------
   13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [ X ]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                October 4, 1996
-------------------------------------------------------------------------------
                                   SIGNATURES
       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

       By (Signature and Title) *   John R. Elder
                                    ________________________________________

                                    John R. Elder, Treasurer
       Date:                        October 10, 1996

 *Please print the name and title of the signing officer below the signature.
-------------------------------------------------------------------------------

                           BINGHAM, DANA & GOULD LLP
                               150 Federal Street
                          Boston, Massachusetts 02110

                                October 17, 1996

Landmark Institutional Trust
6 St. James Avenue
Boston, MA  02116

      Re:  Rule 24f-2 Notice

Dear Sir or Madam:

      We have acted as counsel to Landmark Institutional Trust, a Massachusetts business trust (the "Trust"), in connection with the Trust's registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, of an indefinite number of Shares of Beneficial Interest ($0.00001 par value) of its series known as Landmark Institutional U.S. Treasury Reserves (the "Shares") under the Securities Act of 1933, as amended (the "1933 Act"). We understand that, pursuant to such Rule 24f-2, the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") on October 17, 1996, with respect to the fiscal year of Landmark Institutional U.S. Treasury Reserves ended August 31, 1996, in order to make definite in number the registration of 457,524,952.010 Shares. This opinion is being furnished with a view to your filing the same with the Commission in conjunction with the filing of the Notice.

      In connection with this opinion, we have examined the following described documents:

      (a) a certificate of the Secretary of State of the Commonwealth of Massachusetts as to the existence of the Trust;

      (b) copies, certified by the Secretary of State of the Commonwealth of Massachusetts, of the Trust's Declaration of Trust and of all amendments thereto on file in the office of the Secretary of State of the Commonwealth of Massachusetts;

      (c) a certificate executed by John R. Elder, the Treasurer of the Trust, as to the issuance of the Shares in accordance with the Trust's Declaration of Trust and By-Laws and as to the receipt by the Trust of the net asset value of the Shares covered by the Notice; and

      (d) a certificate executed by Molly S. Mugler, the Assistant Secretary of the Trust, certifying as to, and attaching copies of, the Trust's Declaration of Trust and all amendments thereto, the Trust's By-Laws and all amendments thereto and certain votes of the Trustees of the Trust authorizing the issuance of the Shares covered by the Notice.

      In such examination, we have assumed the genuineness of all signatures, the conformity to the originals of all of the documents reviewed by us as copies, the authenticity and completeness of all original documents reviewed by us in original or copy form and the legal competence of each individual executing any document.

      This opinion is based entirely on our review of the documents listed above. We have made no other review or investigation of any kind whatsoever, and we have assumed, without independent inquiry, the accuracy of the information set forth in such documents.

      This opinion is limited solely to the internal substantive laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth (other than Massachusetts securities laws, with respect to which we express no opinion), to the extent such laws may apply to or govern the matters covered by this opinion.

      We understand that all of the foregoing assumptions and limitations are acceptable to you.

      Based upon and subject to the foregoing, please be advised that it is our opinion that the 457,524,952.010 Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and nonassessable, except that shareholders of the Trust may under certain circumstances be held personally liable for its obligations.

                               Very truly yours,

                               Bingham, Dana & Gould LLP

                               BINGHAM, DANA & GOULD LLP